Commitments and Contingencies	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7. Commitments and Contingencies

Commitments

On April 6, 2022, the Company entered into an agreement (the “Sanctum Agreement”) with Sanctum Studios (“Sanctum”) relating to The Athena Project. Pursuant to the terms of the Sanctum Agreement, Sanctum agreed to conceptualize, create and produce a collection of 20,000 digital art assets based on the Greek Goddess Athena, in exchange for payment by the Company of $121,000 and certain variable rate payments depending on the number of vaults sold by the Company. The $121,000 is payable by the Company in three equal installments of $40,333.33 due on April 4, 2022, May 19, 2022 and July 1, 2022. The Company paid all installments due through May 31, 2022. The Sanctum deliverables are due by July 1, 2022 or earlier, as set forth in the Sanctum Agreement. The Company announced this material definitive agreement and associated Press Release, incorporated by reference, on a Current Report on Form 8-K which was filed with the SEC on April 7, 2022.

Contingencies

From time to time, the Company may be involved in legal matters arising in the ordinary course of business. While the Company believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is, or could be, involved in litigation, will not have a material adverse effect on its business, financial condition or results of operations.

Note 7. Commitments and Contingencies

Contingencies

From time to time, the Company may be involved in legal matters arising in the ordinary course of business. While the Company believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is, or could be, involved in litigation, will not have a material adverse effect on its business, financial condition or results of operations.